Shareholder Report, Line Graph (Details) B522144_Direxion Daily Financial Bear 3X Shares_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Direxion Daily Financial Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Direxion Daily Financial Bear 3X Shares NAV
Accumulated Value	$ 48	$ 136	$ 125	$ 112	$ 719	$ 1,589	$ 2,693	$ 3,215	$ 7,499	$ 10,000	$ 30
Financial Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Financial Select Sector Index
Accumulated Value	$ 28,670	$ 19,590	$ 20,131	$ 23,421	$ 13,606	$ 15,940	$ 14,268	$ 14,179	$ 10,345	$ 10,000	$ 32,757